Related Party (Details) - Tristar - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Related Party Transaction [Line Items]
Percent of ownership	50.00%
Direct Financing Lease Receivable
Related Party Transaction [Line Items]
Revenue from related party	$ 0.5	$ 0.5
Loans and leases receivable, related parties	$ 3.5		$ 3.9